Acquisition and Disposition - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Aug. 31, 2011 Argentina Screens Theatre	Dec. 31, 2012 Argentina	Dec. 31, 2011 Argentina	Nov. 30, 2012 Rave Theatres Screens Theatre State	Nov. 30, 2010 CANADA Theatre	Nov. 30, 2010 CANADA Profit Sharing Agreement	Feb. 28, 2013 Mexican subsidiaries Screens Theatre	Mar. 31, 2013 Mexican subsidiaries
Business Acquisition [Line Items]
Number of theatres acquired		10			32
Number of screens acquired		95			483
Estimated price of acquisition					$ 240,000
Number of states in which the theatres acquired are located					12
Date of acquisition			Aug. 31, 2011
Approximate stock purchase for cash		66,958,000
Approximate transaction costs				200,000
Weighted average amortization period for the intangible assets acquired	7 years
Number of theatres sold						1
Cash proceeds from sale of theater properties						6,320,000	8,493,000
Gain from sale of theatre properties						7,025,000
Number of theatres to be sold								31
Number of screens to be sold								290
Stock purchase agreement, sale of subsidiaries									$ 130,000,000